Taxes (Details) - Schedule of income tax benefit - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current
Current			$ 11,803
Deferred
Total income tax expense	(11,065)	179,449	392,105
China [Member]
Current
Current			11,803
Deferred
Deferred	77,238	227,121	380,302
Hong Kong [Member]
Current
Current
Deferred
Deferred	$ (88,303)	$ (47,672)